Average Annual Total Returns - Class ACS - DWS Multi-Asset Moderate Allocation Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Nov. 01, 2004	1.97%	5.64%	5.82%	0.98%	4.16%	4.28%	1.90%	4.09%	4.29%	Nov. 01, 2004	7.37%	6.09%	5.65%	Nov. 01, 2004	8.48%	7.16%	6.71%	10.42%	7.78%	6.31%